Restricted cash	6 Months Ended
Jun. 30, 2020
Restricted Cash [Abstract]
Restricted cash
6	Restricted cash

As of June 30, 2020, the Group’s restricted cash of US$24,379 (December 31, 2019: US$23,852) represented bank balances held in restricted bank accounts pursuant to certain short term loan agreements (see Note 17 for details) and carried fixed interest at a weighted average rate of 0.65% (December 31, 2019: 1.85%) per annum, out of which US$21,981 (December 31, 2019: US$21,463) and US$2,398 (December 31, 2019: US$2,389) are denominated in US$ and HK$, respectively.